Summary of Significant Accounting Policies (Details Narrative) - USD ($)					12 Months Ended
	Dec. 31, 2023	Apr. 27, 2023	Apr. 19, 2023	Feb. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amount insured by FDIC	$ 250,000				$ 250,000
Sale and liquidation					2,130,116	$ 1,151,186
Realized losses on bonds					34,556	52,096
Proceeds from gain loss on sale of debt securities					44,590
Bad debt expense					83,564	17,489
Provisions for inventory	0				0	0
Inventory	134,057				134,057	151,248
Impairment of intangible assets, finite-lived					0
Impairment losses					0
Derivative liabilities	0				0	0
Deferred revenue	0				0	0
Interest and penalties					0	0
Income tax liabilities	0				0	0
Valuation allowance deferred tax assets
Marketing and advertising expense					$ 136,582	$ 1,364,168
Common stock, shares authorized	50,000,000	500,000,000			50,000,000	50,000,000
Stockholders' equity, reverse stock split		1-for-8 reverse stock split
Preferred stock, shares authorized	5,000,000	50,000,000			5,000,000	5,000,000
Consulting fees				$ 5,000
Shares of common stock			325,000			93,481	21,923
Shares remain vested	260,000
Shares remain unvested	65,000				65,000
Accounts Receivable, Allowance for Credit Loss	$ 81,772				$ 81,772
Next Charging LLC [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amount insured by FDIC	$ 250,000				250,000
Impairment losses					0	0
Marketing and advertising expense					$ 1,050	$ 10,000
Common stock, shares authorized	100,000				100,000	100,000
Escrow Deposit	$ 250,000				$ 250,000
Deposit Assets	5,500,000				5,500,000
Depreciation					9,992	0
Accounts Receivable, Allowance for Credit Loss	$ 309,098				309,098	291,841
Research and development expense					$ 0	0
Share-Based Payment Arrangement, Tranche One [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Shares remain unvested	32,500				32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Shares remain unvested	32,500				32,500
Mountain Views Strategy Ltd [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Related party other expenses				$ 13,000
Telx Computers Inc [Member] | Services Agreement [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Related party other expenses			$ 10,000
Corporate Bond Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Proceeds from investment						$ 1,151,186